Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Income And Expenses [Abstract]
Schedule of Other Income (Expense), Net

Other income (expense), net consists of the following:

	For the Year Ended December 31,
	2017	2018	2019
	US$’000	US$’000	US$’000
Government grants	—	726	562
Fair value changes of financial instrument	—	—	—
Interest income	31	347	60
Interest expense	—	—	-425
Foreign exchange loss	52	317	72
Loss of convertible promissory notes	(25)	—	—
Depository bank incentive	368	1	155
Customer acquisition incentive	—	—	21,378
Administrative penalties	—	—	-417
Others	82	(138)	-403
	508	1,253	20,982